Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Schedule of future minimum payments under non-cancelable operating leases
Years Ending December 31,	RMB	US$ (Note 2(d))
2018	28,415	4,367
2019	17,474	2,686
2020	8,014	1,232
2021	1,050	161
2022 and thereafter	635	97
Total	55,588	8,543